Segment Information And Information About Geographic Areas	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Information And Information About Geographic Areas
23.	SEGMENT INFORMATION AND INFORMATION ABOUT GEOGRAPHIC AREAS
The Company operates in one operating segment. The chief operating decision maker for the Company is the chief executive officer. The chief executive officer reviews financial information presented on a consolidated basis, accompanied by information about revenue by type of service and geographic region, for purposes of allocating resources and evaluating financial performance.
Revenues by geographic area, presented based upon the location of the customer are as follows (in thousands):

	For the Three Months Ended March 31,
	2022	2021
United States	$184,839	$155,986
China	1,984	1,803

Total revenues	$186,823	$157,789

Software, equipment and property, net by geographic area are as follows (in thousands):

	March 31, 2022	December 31, 2021
United States	$139,749	$135,784
China	52	61

Total software, equipment and property-net	$139,801	$135,845

26.	SEGMENT INFORMATION AND INFORMATION ABOUT GEOGRAPHIC AREAS
The Company operates in one operating segment. The chief operating decision maker for the Company is the chief executive officer. The chief executive officer reviews financial information presented on a consolidated basis, accompanied by information about revenue by type of service and geographic region, for purposes of allocating resources and evaluating financial performance.
Revenues by geographic area presented based upon the location of the customer are as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
United States	$680,609	$626,101	$610,591
China	7,679	6,962	5,493

Total revenues	$688,288	$633,063	$616,084

Software, equipment and property, net by geographic area are as follows (in thousands):

	December 31,
	2021	2020
United States	$135,784	$101,370
China	61	68

Total software, equipment and property-net	$135,845	$101,438